Pension commitments, Retirement Benefit Obligations (Details) - USD ($) $ in Thousands	12 Months Ended			18 Months Ended
	Apr. 30, 2017		Apr. 30, 2016 [1]	Oct. 31, 2018
Defined benefit pension arrangements [Abstract]
Current service charge	$ 504	[1]	$ 613	$ 12,627
Past service credit	0	[1]	0	(5,489)
Charge to operating profit	504	[1]	613	7,138
Current service charge - discontinued operations	121	[1]	147	268
Interest on pension scheme liabilities	660	[1]	546	5,253
Interest on pension scheme assets	(95)	[1]	(79)	(2,430)
Charge to finance costs	565	[1]	467	2,823
Total charge to consolidated statement of comprehensive income	1,190	[1]	$ 1,227	10,229
Movements in equity [Abstract]
Actuarial return on assets excluding amounts included in interest income	9			621
Re-measurements - actuarial (gains) and losses [Abstract]
Demographic	0			332
Financial	2,821			(11,104)
Experience	568			1,858
Re-measurements - actuarial (gains) and losses	3,389			(8,914)
Reclassification from defined contribution scheme to defined benefit scheme	(2,996)			(2,121)
Movement in the period / year	402			(10,414)
Continuing operations	(217)			(8,949)
Discontinued operation	619			(1,465)
Movements in equity	$ 402			$ (10,414)

[1]	The comparatives for the 12 months to April 30, 2017 and April 30, 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19).